Due from Financial Institutions Measured at Amortized Cost - Summary of Restricted Cash and Cash Equivalents (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Restricted Cash and Cash Equivalents [line Items]
Restricted due from financial institutions at amortized cost	₩ 18,540,908	₩ 17,977,609
Due from financial institutions in Korean won
Restricted Cash and Cash Equivalents [line Items]
Restricted due from financial institutions at amortized cost	12,996,596	14,571,790
Due from financial institutions in Korean won | The Bank of Korea
Restricted Cash and Cash Equivalents [line Items]
Restricted due from financial institutions at amortized cost	₩ 11,635,481	13,731,708
Reason for restriction	Bank of Korea Act
Due from financial institutions in Korean won | KEB Hana Bank and others
Restricted Cash and Cash Equivalents [line Items]
Restricted due from financial institutions at amortized cost	₩ 106,500	40,721
Reason for restriction	Net settlement and others
Due from financial institutions in Korean won | Korea Securities Finance Corporation and others
Restricted Cash and Cash Equivalents [line Items]
Restricted due from financial institutions at amortized cost	₩ 1,254,615	799,361
Reason for restriction	Derivatives margin account and others
Due from financial institutions in foreign currencies
Restricted Cash and Cash Equivalents [line Items]
Restricted due from financial institutions at amortized cost	₩ 5,544,312	3,405,819
Due from financial institutions in foreign currencies | The Bank of Korea and others
Restricted Cash and Cash Equivalents [line Items]
Restricted due from financial institutions at amortized cost	₩ 2,736,871	1,630,348
Reason for restriction	Bank of Korea Act and others
Due from financial institutions in foreign currencies | Agricultural Bank of China New York Branch and others
Restricted Cash and Cash Equivalents [line Items]
Restricted due from financial institutions at amortized cost	₩ 98,264	86,406
Reason for restriction	Bank Act of the State of New York and others
Due from financial institutions in foreign currencies | The Bank of New York Mellon and others
Restricted Cash and Cash Equivalents [line Items]
Restricted due from financial institutions at amortized cost	₩ 2,709,177	₩ 1,689,065
Reason for restriction	Derivatives margin account and others